7. Property and Equipment (Details) - USD ($)	Mar. 31, 2015	Mar. 31, 2014
Property, Plant and Equipment [Abstract]
Manufacturing, lab, and other equipment	$ 2,937,000	$ 3,073,000
Office equipment	278,000	302,000
Furniture and fixtures	82,000	88,000
Leasehold improvements	249,000	269,000
Property and equipment, gross	3,546,000	3,732,000
Less: accumulated depreciation and amortization	(2,751,000)	(2,761,000)
Property and equipment, net	$ 795,000	$ 971,000